EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
KSOP
The Company maintains an Employee Stock Ownership Plan containing Section 401(k) provisions covering substantially all employees (“KSOP”). The plan provides for a matching contribution of up to 5% of a participant’s qualified compensation starting January 1, 2016. At December 31, 2016, the plan included a repurchase obligation or "put option", which is a right to demand that the sponsor repurchase shares of employer stock distributed to the participate under the terms of the plan, for which there was no public market for such shares, of an established cash price. This put option was terminated upon completion of Guaranty's initial public offering and listing of its common stock on the NASDAQ Global Select Market in May 2017. Guaranty's total contributions accrued or paid during the years ended December 31, 2017, 2016 and 2015 totaled $965, $935 and $824, respectively.
Benefits under the KSOP generally are distributed to participants in the form of cash, although participants have the right to receive distributions in the form of shares of common stock.
As of December 31, 2016, the fair value of shares of common stock, held by the KSOP, was deducted from permanent shareholders’ equity in the consolidated balance sheets, and reflected in a line item below liabilities and above shareholders’ equity. This presentation is necessary in order to recognize the put option within the KSOP-owned shares, consistent with SEC guidelines, because the Company was not yet publicly traded. The Company used a valuation by an external third party to determine the maximum possible cash obligation related to those securities. The valuation is the same that is used for the stock option plan and stock appreciation rights plan. Increases or decreases in the value of the cash obligation were included in a separate line item in the statements of changes in shareholders’ equity. The fair value of allocated and unallocated shares subject to this repurchase obligation totaled $31,661 at December 31, 2016.
As of December 31, 2017 and 2016, the number of shares held by the KSOP were 1,314,277 and 1,319,225, respectively. There were no unallocated shares to plan participants as of December 31, 2017 and there were 50,000 shares unallocated to plan participants as of December 31, 2016.  During 2017 and 2016, the Company did not repurchase any shares from KSOP participants that received distributions of shares from the KSOP which were subject to the put option that applied to the KSOP shares before we were publicly traded.  All shares held by the KSOP were treated as outstanding at each of the respective period ends.
Executive Incentive Retirement Plan
The Company established a non-qualified, non-contributory executive incentive retirement plan covering a selected group of key personnel to provide benefits equal to amounts computed under an “award criteria” at various targeted salary levels as adjusted for annual earnings performance of the Company. The plan is non-funded.
In connection with the Salary Continuation Plan and the Executive Incentive Retirement Plan, the Company has purchased life insurance policies on the respective officers. The cash surrender value of life insurance policies held by the Company totaled $19,117 and $17,804 as of December 31, 2017 and 2016, respectively.
Expense related to these plans totaled $447, $390 and $303 for the years ended December 31, 2017, 2016 and 2015, respectively, and is included in employee compensation and benefits on the Company's consolidated statements of earnings. The recorded liability totaled approximately $2,420 and $2,002 as of December 31, 2017 and 2016, respectively and is included in accrued interest and other liabilities on the Company's consolidated balance sheets.

Bonus Plan
The Company has a Bonus Plan that rewards officers and employees based on performance of individual business units of the Company. Earnings and growth performance goals for each business unit and for the Company as a whole are established at the beginning of the calendar year and approved annually by the board of directors. The Bonus Plan provides for a predetermined bonus amount to be contributed to the employee bonus pool based on (i) earnings target and growth for individual business units and (ii) achieving certain pre-tax return on average equity and pre-tax return on average asset levels for the Company as a whole. These bonus amounts are established annually by our board of directors. The bonus expense under this plan for the years ended December 31, 2017, 2016 and 2015 totaled $2,316, $2,069 and $1,828, respectively and is included in employee compensation and benefits on the Company's consolidated statements of earnings.